GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets, Net
Balance at beginning of period	$ 68,917	$ 88,652
Additions	35,505
Write-off		(5,368)
Amortization	(15,253)	(14,367)
Balance at end of period	89,169	68,917
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	124,847	124,847
Additions	31,013
Write-off		0
Amortization	0	0
Balance at end of period	155,860	124,847
Accumulated amortization
Balance at beginning of period	(62,763)	(51,106)
Additions	0
Write-off		0
Amortization	(12,448)	(11,657)
Balance at end of period	(75,211)	(62,763)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Additions	0
Write-off		0
Amortization	0	0
Balance at end of period	(8,749)	(8,749)
Write-off due to restructuring
Balance at beginning of period	(3,384)	0
Write-off		(3,384)
Amortization	0
Balance at end of period	(3,384)	(3,384)
Intangible assets, Net
Balance at beginning of period	49,951	64,992
Additions	31,013
Write-off		(3,384)
Amortization	(12,448)	(11,657)
Balance at end of period	68,516	49,951
Customer relationship [Member]
Intangible assets, Gross
Balance at beginning of period	57,750	57,750
Additions	4,492
Write-off		0
Amortization	0	0
Balance at end of period	62,242	57,750
Accumulated amortization
Balance at beginning of period	(29,199)	(27,056)
Additions	0
Write-off		0
Amortization	(2,489)	(2,143)
Balance at end of period	(31,688)	(29,199)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Additions	0
Write-off		0
Amortization	0	0
Balance at end of period	(10,426)	(10,426)
Write-off due to restructuring
Balance at beginning of period	(1,984)	0
Write-off		(1,984)
Amortization	0	0
Balance at end of period	(1,984)	(1,984)
Intangible assets, Net
Balance at beginning of period	16,141	20,268
Additions	4,492
Write-off		(1,984)
Amortization	(2,489)	(2,143)
Balance at end of period	18,144	16,141
Tradename [Member]
Intangible assets, Gross
Balance at beginning of period	21,661	21,661
Additions	0
Write-off		0
Amortization	0	0
Balance at end of period	21,661	21,661
Accumulated amortization
Balance at beginning of period	(13,726)	(13,159)
Additions	0
Write-off		0
Amortization	(316)	(567)
Balance at end of period	(14,042)	(13,726)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions	0
Write-off		0
Amortization	0	0
Balance at end of period	(5,110)	(5,110)
Intangible assets, Net
Balance at beginning of period	2,825	3,392
Additions	0
Write-off		0
Amortization	(316)	(567)
Balance at end of period	$ 2,509	$ 2,825